INTANGIBLE ASSETS AND GOODWILL - Estimated Amortization Expense (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 6,119
2026	4,271
2027	3,281
2028	2,963
2029	1,709
Total estimated amortization expense	$ 18,343